Cover	3 Months Ended
Mar. 31, 2026
Entity Information [Line Items]
Document Type	S-1
Entity Registrant Name	TEAMSHARES INC.
Entity Central Index Key	0002048951
Amendment Flag	false
Entity Primary SIC Number	6719
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	NY
Entity Tax Identification Number	61-2235506
Entity Address, Address Line One	214 Sullivan Street
Entity Address, Address Line Two	3B
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10012
City Area Code	917
Local Phone Number	310-2731
Business Contact [Member]
Entity Information [Line Items]
Entity Address, State or Province	NY
Contact Personnel Name	Brian Gaebe
Entity Address, Address Line One	214 Sullivan Street
Entity Address, Address Line Two	3B
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10012
City Area Code	917
Local Phone Number	310-2731